Segment Information - Financial Information of Operating Segments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Gross written premiums	¥ 615,190		¥ 618,327		¥ 612,265
Net premiums earned	607,825		611,251		604,666
Investment income	186,629		178,387		154,497
Net realised gains on financial assets	12,707		20,344		14,583
Net fair value gains through profit or loss	(12,156)		4,943		21,900
Other income	9,383		10,008		9,403
Total revenues	804,388		824,933		805,049
Benefits, claims and expenses
Life insurance death and other benefits	(119,369)		(121,354)		(113,609)
Accident and health claims and claim adjustment expenses	(51,311)		(55,030)		(52,395)
Increase in insurance contract liabilities	(461,298)		(442,370)		(414,797)
Investment contract benefits	(13,340)		(10,628)		(9,846)
Policyholder dividends resulting from participation in profits	(20,685)		(26,511)		(28,279)
Underwriting and policy acquisition costs	(54,777)		(65,744)		(84,361)
Finance costs	(4,863)		(5,598)		(3,747)
Administrative expenses	(39,874)		(40,867)		(37,732)
Statutory insurance fund contribution	(1,314)		(1,253)		(1,229)
Other expenses	(13,994)		(15,566)		(12,280)
Segment benefits, claims and expenses	(780,825)		(784,921)		(758,275)
Net gains on investments of associates and joint ventures	484		10,328		7,666
Including: share of profit of associates and joint ventures	3,628		10,328		8,336
Segment results	24,047		50,340		54,440
Income tax	9,467		1,917		(3,103)
Net profit	33,514		52,257		51,337
Attributable to
- Equity holders of the Company	32,082		50,766		50,221
- Non-controlling interests	1,432		1,491		1,116
Other comprehensive income attributable to equity holders of the Company	(55,152)		(4,563)		25,699
Depreciation and amortisation	5,291		5,328		5,164
Assets
Financial assets	4,844,290		4,496,331		3,887,870
Others	287,283		284,459		265,274
Segment assets	5,131,573		4,780,790		4,153,144
Unallocated
Property, plant and equipment	54,559		55,632		53,616
Others	65,856		56,058		46,784
Total assets	5,251,988		4,892,480		4,253,544
Liabilities
Insurance contracts	3,880,160		3,419,899		2,973,225
Investment contracts	374,749	[1]	313,594	[1]	288,212
Securities sold under agreements to repurchase	148,958		239,446		122,249
Others	113,812		115,664		114,771
Segment liabilities	4,517,679		4,088,603		3,498,457
Unallocated
Others	289,188		316,743		297,519
Total liabilities	4,806,867		4,405,346		3,795,976
Operating segments [member] | Life [member]
Revenues
Gross written premiums	485,642		481,311		480,593
Net premiums earned	484,504		480,214		479,600
Investment income	165,523		160,204		140,963
Net realised gains on financial assets	11,739		18,768		13,523
Net fair value gains through profit or loss	(7,522)		2,795		17,727
Other income	1,270		1,228		1,284
Total revenues	655,514		663,209		653,097
Benefits, claims and expenses
Life insurance death and other benefits	(112,471)		(114,657)		(108,862)
Increase in insurance contract liabilities	(424,860)		(413,206)		(382,132)
Investment contract benefits	(12,887)		(10,223)		(9,494)
Policyholder dividends resulting from participation in profits	(20,566)		(26,367)		(28,129)
Underwriting and policy acquisition costs	(37,722)		(38,290)		(60,841)
Finance costs	(3,794)		(4,608)		(2,798)
Administrative expenses	(24,398)		(23,339)		(23,360)
Statutory insurance fund contribution	(888)		(787)		(833)
Other expenses	(8,345)		(8,961)		(8,575)
Including: inter-segment expenses	(3,113)		(2,929)		(2,292)
Segment benefits, claims and expenses	(645,931)		(640,438)		(625,024)
Segment results	9,583		22,771		28,073
Attributable to
Other comprehensive income attributable to equity holders of the Company	(48,816)		(5,290)		23,685
Depreciation and amortisation	3,111		2,919		3,086
Assets
Financial assets	4,251,305		4,001,202		3,537,020
Others	8,871		9,893		10,076
Segment assets	4,260,176		4,011,095		3,547,096
Liabilities
Insurance contracts	3,605,769		3,180,931		2,767,642
Investment contracts	355,750		296,104		271,757
Securities sold under agreements to repurchase	131,317		217,288		109,156
Others	91,682		87,371		84,668
Segment liabilities	4,184,518		3,781,694		3,233,223
Operating segments [member] | Life [member] | Term life [member]
Revenues
Gross written premiums	2,322		2,501		2,674
Operating segments [member] | Life [member] | Whole life [member]
Revenues
Gross written premiums	78,247		69,923		73,747
Operating segments [member] | Life [member] | Endowment [member]
Revenues
Gross written premiums	137,467		97,791		109,275
Operating segments [member] | Life [member] | Annuity [member]
Revenues
Gross written premiums	267,606		311,096		294,897
Operating segments [member] | Health [member]
Revenues
Gross written premiums	115,329		120,609		115,089
Net premiums earned	108,791		114,549		109,091
Investment income	11,426		10,831		9,202
Net realised gains on financial assets	799		1,256		877
Net fair value gains through profit or loss	(512)		187		1,148
Other income	80		85		75
Total revenues	120,584		126,908		120,393
Benefits, claims and expenses
Life insurance death and other benefits	(6,858)		(6,656)		(4,714)
Accident and health claims and claim adjustment expenses	(46,215)		(48,076)		(44,987)
Increase in insurance contract liabilities	(36,123)		(28,956)		(32,445)
Investment contract benefits	(453)		(405)		(352)
Policyholder dividends resulting from participation in profits	(119)		(144)		(150)
Underwriting and policy acquisition costs	(11,378)		(21,021)		(15,921)
Finance costs	(258)		(308)		(183)
Administrative expenses	(9,151)		(11,069)		(8,677)
Statutory insurance fund contribution	(330)		(367)		(302)
Other expenses	(1,428)		(1,307)		(1,051)
Including: inter-segment expenses	(212)		(196)		(148)
Segment benefits, claims and expenses	(112,313)		(118,309)		(108,782)
Segment results	8,271		8,599		11,611
Attributable to
Other comprehensive income attributable to equity holders of the Company	(3,322)		(354)		1,534
Depreciation and amortisation	1,156		1,359		1,118
Assets
Financial assets	280,667		259,618		222,559
Others	16,427		16,044		14,939
Segment assets	297,094		275,662		237,498
Liabilities
Insurance contracts	265,369		228,899		195,487
Investment contracts	18,999		17,490		16,455
Securities sold under agreements to repurchase	8,937		14,536		7,070
Others	5,614		5,276		6,013
Segment liabilities	298,919		266,201		225,025
Operating segments [member] | Accident [member]
Revenues
Gross written premiums	14,219		16,407		16,583
Net premiums earned	14,530		16,488		15,975
Investment income	425		496		462
Net realised gains on financial assets	30		58		44
Net fair value gains through profit or loss	(19)		9		58
Total revenues	14,966		17,051		16,539
Benefits, claims and expenses
Life insurance death and other benefits	(40)		(41)		(33)
Accident and health claims and claim adjustment expenses	(5,096)		(6,954)		(7,408)
Increase in insurance contract liabilities	(315)		(208)		(220)
Underwriting and policy acquisition costs	(4,165)		(4,835)		(5,315)
Finance costs	(11)		(14)		(7)
Administrative expenses	(2,639)		(2,948)		(2,649)
Statutory insurance fund contribution	(96)		(99)		(94)
Other expenses	(335)		(270)		(241)
Including: inter-segment expenses	(8)		(9)		(8)
Segment benefits, claims and expenses	(12,697)		(15,369)		(15,967)
Segment results	2,269		1,682		572
Attributable to
Other comprehensive income attributable to equity holders of the Company	(125)		(16)		78
Depreciation and amortisation	335		368		351
Assets
Financial assets	10,274		11,668		10,964
Others	806		569		675
Segment assets	11,080		12,237		11,639
Liabilities
Insurance contracts	9,022		10,069		10,096
Securities sold under agreements to repurchase	337		672		358
Others	398		379		370
Segment liabilities	9,757		11,120		10,824
Operating segments [member] | Others [member]
Revenues
Investment income	9,255		6,856		3,870
Net realised gains on financial assets	139		262		139
Net fair value gains through profit or loss	(4,103)		1,952		2,967
Other income	11,366		11,829		10,492
Including: inter-segment revenue	3,333		3,134		2,448
Total revenues	16,657		20,899		17,468
Benefits, claims and expenses
Underwriting and policy acquisition costs	(1,512)		(1,598)		(2,284)
Finance costs	(800)		(668)		(759)
Administrative expenses	(3,686)		(3,511)		(3,046)
Other expenses	(7,219)		(8,162)		(4,861)
Segment benefits, claims and expenses	(13,217)		(13,939)		(10,950)
Net gains on investments of associates and joint ventures	484		10,328		7,666
Including: share of profit of associates and joint ventures	3,628		10,328		8,336
Segment results	3,924		17,288		14,184
Attributable to
Other comprehensive income attributable to equity holders of the Company	(2,889)		1,097		402
Depreciation and amortisation	689		682		609
Assets
Financial assets	302,044		223,843		117,327
Others	261,179		257,953		239,584
Segment assets	563,223		481,796		356,911
Liabilities
Securities sold under agreements to repurchase	8,367		6,950		5,665
Others	16,118		22,638		23,720
Segment liabilities	24,485		29,588		29,385
Elimination [member]
Revenues
Other income	(3,333)		(3,134)		(2,448)
Including: inter-segment revenue	(3,333)		(3,134)		(2,448)
Total revenues	(3,333)		(3,134)		(2,448)
Benefits, claims and expenses
Other expenses	3,333		3,134		2,448
Including: inter-segment expenses	3,333		3,134		2,448
Segment benefits, claims and expenses	¥ 3,333		¥ 3,134		¥ 2,448

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.